UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS II
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2025 – June 30, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Acuitas US Microcap Fund

AFMCX

:  Institutional Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://acuitasfunds.com/funds/. You can also request this information by contacting us at (844) 805-5628.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$191	1.50%

How did the Fund perform in the last year?

The Fund returned 33.38% over the last six months, outperforming the Russell Microcap Index’s return of 27.50% by 588 basis points. Over the last year, the Fund has returned 55.05% compared to the Russell Microcap Index’s return of 58.55%. Microcap once again led U.S. equity – rewarding investors with an allocation – and the active environment improved from the prior few quarters. This was the second-best start to the year for U.S. microcap since the launch of the Russell Microcap Index.

Within our Fund, five of the six managers outperformed their respective benchmarks. The two growth managers have been exceptional, with returns of 43.90% and 35.29%. The quality value manager has also done well, with a return of 44.60%.

There was a modest reversal in terms of leadership within microcap. Previously, low-quality, non-earning companies had been dominating returns. So far this year, quality has done a bit better and areas such as health care have lagged. That is a space where we typically have an underweight due to the binary nature of the outcomes and reliance on FDA approval for drugs. This exposure was previously a headwind, however it has added value so far in 2026. Stock selection added value relative to the Russell Microcap Index as well, and it was quite broad-based across sectors.

Total Return Based on a $10,000 Investment

Table Summary
Date	Acuitas US Microcap Fund	Russell 3000® Index	Russell Microcap® Index
6/30/16	$10,000	$10,000	$10,000
9/30/16	$10,838	$10,440	$11,125
12/31/16	$12,085	$10,879	$12,243
3/31/17	$11,871	$11,504	$12,289
6/30/17	$12,221	$11,851	$12,761
9/30/17	$13,125	$12,393	$13,609
12/31/17	$13,324	$13,178	$13,855
3/31/18	$13,183	$13,093	$13,949
6/30/18	$14,271	$13,602	$15,339
9/30/18	$14,704	$14,571	$15,467
12/31/18	$11,607	$12,487	$12,042
3/31/19	$13,134	$14,241	$13,620
6/30/19	$12,890	$14,824	$13,746
9/30/19	$12,595	$14,996	$12,996
12/31/19	$14,148	$16,361	$14,744
3/31/20	$8,910	$12,941	$10,028
6/30/20	$11,246	$15,792	$13,090
9/30/20	$11,991	$17,246	$13,573
12/31/20	$16,138	$19,778	$17,834
3/31/21	$20,156	$21,033	$22,094
6/30/21	$21,504	$22,767	$23,009
9/30/21	$20,400	$22,743	$21,863
12/31/21	$20,865	$24,853	$21,282
3/31/22	$19,106	$23,542	$19,666
6/30/22	$16,092	$19,610	$15,937
9/30/22	$15,910	$18,734	$15,860
12/31/22	$16,868	$20,080	$16,610
3/31/23	$17,491	$21,522	$16,140
6/30/23	$18,351	$23,327	$16,995
9/30/23	$17,610	$22,568	$15,646
12/31/23	$19,805	$25,292	$18,160
3/31/24	$20,992	$27,826	$19,010
6/30/24	$19,568	$28,721	$18,007
9/30/24	$20,859	$30,510	$19,500
12/31/24	$21,448	$31,313	$20,648
3/31/25	$18,240	$29,835	$17,678
6/30/25	$20,928	$33,114	$20,420
9/30/25	$23,327	$35,821	$23,899
12/31/25	$24,328	$36,682	$25,393
3/31/26	$24,648	$35,231	$25,770
6/30/26	$32,448	$40,667	$32,376

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Acuitas US Microcap Fund	55.05%	8.58%	12.49%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell Microcap® Index	58.55%	7.07%	12.47%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$118,091,182
# of Portfolio Holdings (excluding derivatives)	278
Portfolio Turnover Rate	83%
Investment Advisory Fees (Net of fees waived)	$956,330

Asset Class Weightings

(% total investments)

Table Summary
Value	Value
Common Stock	97.7%
Money Market Fund	2.3%

Sector Weightings

(% total investments)*

Real Estate 1.4%
Telecommunications 1.4%
Basic Materials 1.6%
Consumer Staples 2.7%
Energy 2.9%
Utilities 3.1%
Consumer Discretionary 13.0%
Financials 13.5%
Technology 14.6%
Health Care 19.0%
Industrials 26.8%
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Industrials	26.8%
Health Care	19.0%
Technology	14.6%
Financials	13.5%
Consumer Discretionary	13.0%
Utilities	3.1%
Energy	2.9%
Consumer Staples	2.7%
Basic Materials	1.6%
Telecommunications	1.4%
Real Estate	1.4%

* excluding cash equivalents

Top Ten Holdings

(% of total investments)*

Table Summary
Ducommun, Inc.	2.85%
Select Water Solutions, Inc., Class A	1.87%
Insteel Industries, Inc.	1.27%
Vishay Precision Group, Inc.	1.20%
Magnite, Inc.	1.19%
Mama's Creations, Inc.	1.17%
Cryoport, Inc.	1.12%
Mesa Laboratories, Inc.	1.12%
Enova International, Inc.	1.09%
Kura Sushi USA, Inc., Class A	1.07%

* excluding cash equivalents

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://acuitasfunds.com/funds/.

Acuitas US Microcap Fund

220A-AFMCX-26

AFMCX

Annual Shareholder Report - June 30, 2026

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,400 in 2025 and $14,800 in 2026.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2025 and $0 in 2026.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2025 and $3,300 in 2026. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2026.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2025 and $0 in 2026. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ACUITAS US MICROCAP FUND
ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

TABLE OF CONTENTS
Schedule of Investments 3
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 15
Important Tax Information (Unaudited) 16
Other Information (Unaudited) 17

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 97.6%
Basic Materials - 1.5%
17,533 Ampco-Pittsburgh Corp.
(a)
$ 151,660
7,187 Compass Minerals International, Inc.
(a)
223,731
6,750 Energy Fuels, Inc./Canada
(a)
97,875
4,624 Hycroft Mining Holding Corp., Class A
(a)
108,202
5,509 Intrepid Potash, Inc.
(a)
180,585
9,410 The Eastern Co. 262,069
43,447 Trekor Metals, Ltd.
(a)
298,915
68,000 U.S. Antimony Corp.
(a)
493,680
1,816,717
Consumer Discretionary - 12.6%
9,244 Acme United Corp. 441,124
8,276 Allegiant Travel Co.
(a)
973,258
122,861 Arhaus, Inc. 1,034,490
10,624 BJ's Restaurants, Inc.
(a)
645,249
5,381 Build-A-Bear Workshop, Inc., Class A 164,712
12,449 Caleres, Inc. 153,994
4,872 Carter's, Inc. 200,531
38,230 Climb Global Solutions, Inc. 887,318
11,645 Cracker Barrel Old Country Store, Inc. 620,678
35,991 Designer Brands, Inc., Class A 209,827
31,342 Digital Turbine, Inc.
(a)
404,312
36,460 Duluth Holdings, Inc., Class B
(a)
163,341
51,390 El Pollo Loco Holdings, Inc.
(a)
871,574
5,625 Envela Corp.
(a)
162,450
28,200 First Watch Restaurant Group, Inc.
(a)
363,498
67,000 Fluent, Inc.
(a)
249,910
182,292 FTAI Infrastructure, Inc. 845,835
12,770 Funko, Inc., Class A
(a)
75,088
5,318 Gentherm, Inc.
(a)
181,397
2,538 Gold.com, Inc. 105,606
24,985 Hyliion Holdings Corp.
(a)
130,172
20,071 Interface, Inc. 719,345
21,524 Kura Sushi USA, Inc., Class A
(a)
1,238,921
4,400 Lindblad Expeditions Holdings, Inc.
(a)
124,256
7,336 Liquidity Services, Inc.
(a)
286,984
26,284 Malibu Boats, Inc., Class A
(a)
720,970
6,986 Movado Group, Inc. 274,620
56,442 Owlet, Inc.
(a)
323,977
6,572 Pursuit Attractions and Hospitality, Inc.
(a)
367,835
6,165 Rocky Brands, Inc. 254,245
38,545 Savers Value Village, Inc.
(a)
388,919
2,706 Standard Motor Products, Inc. 105,453
49,778 Sweetgreen, Inc., Class A
(a)
438,544
8,709 Universal Technical Institute, Inc.
(a)
372,484
648 Victoria's Secret & Co.
(a)
54,095
21,830 Zumiez, Inc.
(a)
388,574
14,943,586
Consumer Staples - 2.7%
31,464 Cronos Group, Inc.
(a)
87,470
75,629 Mama's Creations, Inc.
(a)
1,349,978
36,480 MGP Ingredients, Inc. 639,129
4,527 Oil-Dri Corp. of America 462,705
77,340 Utz Brands, Inc. 595,518
3,134,800
Energy - 2.8%
4,947 American Superconductor Corp.
(a)
205,350
9,488 FuelCell Energy, Inc.
(a)
341,663
47,250 Geospace Technologies Corp.
(a)
319,882
18,626 Innovex International, Inc.
(a)
461,925
18,618 Matrix Service Co.
(a)
255,067
69,979 NPK International, Inc.
(a)
1,113,366
19,339 Oil States International, Inc.
(a)
154,905
Shares Security Description Value
Energy - 2.8% (continued)
12,090 Stabilis Solutions, Inc.
(a)
$ 48,965
88,440 VAALCO Energy, Inc. 449,275
3,350,398
Financials - 13.2%
61,910 American Coastal Insurance Corp. 687,201
13,068 Bank of Marin Bancorp 361,984
8,420 Bankwell Financial Group, Inc. 494,675
22,164 Capitol Federal Financial, Inc. 188,616
5,446 Central Pacific Financial Corp. 208,037
3,710 Community Trust Bancorp, Inc. 268,456
6,423 ConnectOne Bancorp, Inc. 214,785
12,470 Customers Bancorp, Inc.
(a)
986,377
1,248 Dave, Inc.
(a)
464,992
5,205 Enova International, Inc.
(a)
1,253,000
1,917 Esquire Financial Holdings, Inc. 228,334
3,553 First Financial Corp. 275,144
34,051 First Western Financial, Inc.
(a)
1,093,378
3,963 Five Star Bancorp 192,958
15,145 FVCBankcorp, Inc. 265,037
4,985 Hanmi Financial Corp. 161,514
21,368 International General Insurance Holdings,
Ltd. 559,201
1,232 Investors Title Co. 337,174
3,546 LendingTree, Inc.
(a)
157,052
49,085 Medallion Financial Corp. 501,158
3,347 Mercantile Bank Corp. 192,185
23,853 Metalla Royalty & Streaming, Ltd.
(a)
181,521
10,916 MVB Financial Corp. 316,673
27,005 NB Bancorp, Inc. 570,616
14,922 Northpointe Bancshares, Inc. 286,204
9,120 Northrim BanCorp, Inc. 252,989
26,049 Octave Specialty Group, Inc.
(a)
162,546
10,444 OP Bancorp 156,555
82,234 Oportun Financial Corp.
(a)
469,556
2,538 Plumas Bancorp 148,321
19,000 Porch Group, Inc.
(a)
285,760
14,878 RBB Bancorp 407,880
15,675 Regional Management Corp. 645,810
42,964 Silvercrest Asset Management Group, Inc. 434,366
3,192 SmartFinancial, Inc. 149,769
30,703 Summit Hotel Properties, Inc. REIT 215,228
21,549 SuRo Capital Corp. 270,224
5,580 Texas Capital Bancshares, Inc. 576,191
7,436 United Fire Group, Inc. 389,944
3,071 Unity Bancorp, Inc. 180,237
5,167 Univest Financial Corp. 226,056
4,922 Washington Trust Bancorp, Inc. 179,554
15,597,258
Health Care - 18.6%
100,953 908 Devices, Inc.
(a)
878,291
11,137 Absci Corp.
(a)
129,078
28,431 Aclaris Therapeutics, Inc.
(a)
150,400
5,730 Adaptive Biotechnologies Corp.
(a)
122,908
5,961 Addus HomeCare Corp.
(a)
598,902
45,503 Agenus, Inc.
(a)
139,239
73,908 Allogene Therapeutics, Inc.
(a)
153,729
11,161 Amphastar Pharmaceuticals, Inc.
(a)
225,229
2,600 AnaptysBio, Inc.
(a)
175,500
1,789 Atlanticus Holdings Corp.
(a)
182,925
12,427 AtriCure, Inc.
(a)
347,707
6,520 Avanos Medical, Inc.
(a)
162,218
29,806 Aveanna Healthcare Holdings, Inc.
(a)
255,437
16,106 Azenta, Inc.
(a)
411,025

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 18.6% (continued)
10,600 Beta Bionics, Inc.
(a)
$ 166,102
31,345 BioLife Solutions, Inc.
(a)
885,183
24,350 BridgeBio Oncology Therapeutics, Inc.
(a)
185,547
7,373 CareDx, Inc.
(a)
210,131
1,831 Celcuity, Inc.
(a)
191,559
24,695 Cormedix, Inc.
(a)
193,856
10,627 Corvus Pharmaceuticals, Inc.
(a)
158,767
46,095 CytomX Therapeutics, Inc.
(a)
172,856
15,066 Design Therapeutics, Inc.
(a)
218,005
17,376 Electromed, Inc.
(a)
735,005
15,808 Eton Pharmaceuticals, Inc.
(a)
572,250
11,800 First Tracks Biotherapeutics, Inc.
(a)
237,416
15,195 Harmony Biosciences Holdings, Inc.
(a)
553,250
13,380 Harvard Bioscience, Inc.
(a)
82,287
29,453 Healthcare Services Group, Inc.
(a)
723,366
8,088 HealthStream, Inc. 220,398
11,000 Immunome, Inc.
(a)
233,090
95,254 InfuSystem Holdings, Inc.
(a)
919,201
12,792 iRadimed Corp. 1,222,404
34,542 Ironwood Pharmaceuticals, Inc.
(a)
145,422
8,569 Jade Biosciences, Inc.
(a)
190,403
56,139 KORU Medical Systems, Inc.
(a)
235,784
4,705 LeMaitre Vascular, Inc. 451,492
82,004 MiMedx Group, Inc.
(a)
315,715
8,800 MoonLake Immunotherapeutics
(a)
171,336
100,765 Niagen Bioscience, Inc.
(a)
321,440
27,106 OrthoPediatrics Corp.
(a)
518,538
21,244 Pacira BioSciences, Inc.
(a)
538,960
12,977 Pediatrix Medical Group, Inc.
(a)
328,707
5,763 Phibro Animal Health Corp., Class A 180,958
17,563 Photronics, Inc.
(a)
571,324
38,736 Precigen, Inc.
(a)
220,795
3,932 Rigel Pharmaceuticals, Inc.
(a)
153,820
32,121 SI-BONE, Inc.
(a)
524,215
56,457 Spero Therapeutics, Inc.
(a)
124,770
4,752 STAAR Surgical Co.
(a)
136,335
6,876 Supernus Pharmaceuticals, Inc.
(a)
319,803
16,755 Syndax Pharmaceuticals, Inc.
(a)
366,264
9,489 Tactile Systems Technology, Inc.
(a)
282,582
60,533 Taysha Gene Therapies, Inc.
(a)
412,230
12,618 Tenax Therapeutics, Inc.
(a)
183,592
27,925 The Joint Corp.
(a)
245,182
14,760 The Pennant Group, Inc.
(a)
545,382
8,003 US Physical Therapy, Inc. 549,646
6,125 Utah Medical Products, Inc. 422,503
6,672 Xenon Pharmaceuticals, Inc.
(a)
402,722
84,471 Xeris Biopharma Holdings, Inc.
(a)
669,010
21,987 Zymeworks, Inc.
(a)
574,740
21,916,931
Industrials - 26.2%
33,014 Aebi Schmidt Holding AG 414,326
8,503 Allient, Inc. 875,214
1,231 Astronics Corp.
(a)
100,031
1 Astronics Corp., Class B
(a)
61
32,154 Ballard Power Systems, Inc.
(a)
125,079
27,205 Barrett Business Services, Inc. 966,322
33,225 BGSF, Inc. 189,715
6,368 BlueLinx Holdings, Inc.
(a)
394,052
4,986 CECO Environmental Corp.
(a)
452,430
18,774 Coda Octopus Group, Inc.
(a)
183,422
52,216 Concrete Pumping Holdings, Inc.
(a)
629,203
50,387 Core Molding Technologies, Inc.
(a)
1,189,133
3,999 CRA International, Inc. 569,058
Shares Security Description Value
Industrials - 26.2% (continued)
82,167 Cryoport, Inc.
(a)
$ 1,290,022
8,700 Daktronics, Inc.
(a)
170,172
148,825 DHI Group, Inc.
(a)
552,141
17,745 Ducommun, Inc.
(a)
3,286,551
47,200 Electrovaya, Inc.
(a)
495,600
79,900 Enovix Corp.
(a)
484,993
21,353 Enviri Corp.
(a)
468,698
16,156 Fortrea Holdings, Inc.
(a)
281,114
11,128 Franklin Covey Co.
(a)
272,970
58,140 Freightcar America, Inc.
(a)
566,284
9,665 GigaCloud Technology, Inc., Class A
(a)
305,414
5,997 Graham Corp.
(a)
742,369
13,435 IBEX Holdings, Ltd.
(a)
408,021
56,699 Imperial Petroleum, Inc.
(a)
261,382
24,396 Information Services Group, Inc. 100,267
2,913 Innodata, Inc.
(a)
220,164
48,484 Insteel Industries, Inc. 1,464,217
18,000 LightPath Technologies, Inc., Class A
(a)
294,300
20,618 LSI Industries, Inc. 548,026
13,836 Mayville Engineering Co., Inc.
(a)
518,297
12,920 Mesa Laboratories, Inc. 1,286,186
27,652 Myers Industries, Inc. 976,392
9,391 Napco Security Technologies, Inc. 356,670
3,609 Natural Gas Services Group, Inc. 155,692
25,600 Onterris, Inc.
(a)
517,376
13,600 Orion Energy Systems, Inc.
(a)
158,984
23,153 Park Aerospace Corp. 883,518
9,659 Perma-Pipe International Holdings, Inc.
(a)
263,015
9,561 Power Solutions International, Inc.
(a)
371,827
101,207 Proficient Auto Logistics, Inc.
(a)
689,220
52,188 Ranpak Holdings Corp.
(a)
381,494
4,313 RCM Technologies, Inc.
(a)
121,756
139,855 Resources Connection, Inc. 594,384
14,639 Seanergy Maritime Holdings Corp. 196,602
10,077 TAT Technologies, Ltd.
(a)
486,014
1,541 Taylor Devices, Inc.
(a)
90,426
25,834 Tecogen, Inc.
(a)
134,853
3,507 Tectonic Therapeutic, Inc.
(a)
120,553
2,184 The Gorman-Rupp Co. 200,360
1,155 The Monarch Cement Co. 331,774
12,216 Titan Machinery, Inc.
(a)
258,002
10,647 Transcat, Inc.
(a)
987,722
5,870 Twin Disc, Inc. 136,184
15,241 Ultralife Corp.
(a)
96,323
9,255 Vishay Precision Group, Inc.
(a)
1,387,417
20,448 Werner Enterprises, Inc. 891,737
30,893,529
Real Estate - 1.4%
6,143 Alpine Income Property Trust, Inc. REIT 127,529
70,688 Apartment Investment and Management
Co. REIT 209,943
23,325 Chatham Lodging Trust REIT 308,590
11,377 CTO Realty Growth, Inc. REIT 244,719
30,649 Diversified Healthcare Trust REIT 285,036
13,446 Stoke Therapeutics, Inc.
(a)
439,953
1,615,770
Technology - 14.2%
19,217 A10 Networks, Inc. 717,947
83,640 ADTRAN Holdings, Inc.
(a)
1,162,596
1,013 Aehr Test Systems
(a)
97,309
60,552 Amplitude, Inc., Class A
(a)
463,223
13,500 Arlo Technologies, Inc.
(a)
181,980
8,767 Arteris, Inc.
(a)
425,989

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

See Notes to Financial Statements.
At June 30, 2026, The Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table consists of Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at unrealized appreciation
(depreciation) at year end.
Shares Security Description Value
Technology - 14.2% (continued)
12,749 AstroNova, Inc.
(a)
$ 362,964
27,739 Asure Software, Inc.
(a)
220,248
1,477 AXT, Inc.
(a)
106,462
15,129 Backblaze, Inc., Class A
(a)
239,946
14,969 Cerence, Inc.
(a)
169,449
6,985 CEVA, Inc.
(a)
329,413
13,935 Cohu, Inc.
(a)
1,029,936
14,342 Consensus Cloud Solutions, Inc.
(a)
547,147
12,757 Donnelley Financial Solutions, Inc.
(a)
535,156
53,860 Evolv Technologies Holdings, Inc.
(a)
312,388
36,935 Forrester Research, Inc.
(a)
310,623
85,852 Genius Sports, Ltd.
(a)
520,263
15,724 Hurco Cos., Inc.
(a)
360,001
1,217 Ichor Holdings, Ltd.
(a)
136,645
56,919 indie Semiconductor, Inc., Class A
(a)
255,566
47,172 inTEST Corp.
(a)
857,115
44,020 Key Tronic Corp.
(a)
181,803
152,670 Kopin Corp.
(a)
683,962
72,453 Magnite, Inc.
(a)
1,375,158
16,527 Mitek Systems, Inc.
(a)
332,688
1,649 nLight, Inc.
(a)
114,803
6,157 NVE Corp. 643,714
6,366 One Stop Systems, Inc.
(a)
115,734
27,439 OneSpan, Inc. 393,750
6,965 Optex Systems Holdings, Inc.
(a)
97,719
8,552 PDF Solutions, Inc.
(a)
605,396
5,092 Penguin Solutions, Inc.
(a)
387,043
10,818 Quantum Corp.
(a)
118,998
3,060 Red Violet, Inc.
(a)
194,983
9,634 Simulations Plus, Inc.
(a)
176,399
8,685 Solaris Energy Infrastructure, Inc., Class A 698,795
24,900 Spire Global, Inc.
(a)
463,140
13,690 TSS, Inc./MD
(a)
168,387
4,293 Veeco Instruments, Inc.
(a)
325,409
9,043 Viant Technology, Inc., Class A
(a)
114,484
40,504 Weave Communications, Inc.
(a)
242,619
16,777,350
Telecommunications - 1.4%
2,700 Anterix, Inc.
(a)
277,938
33,400 Aviat Networks, Inc.
(a)
741,480
25,132 Cogent Communications Holdings, Inc. 348,832
1,497 Digi International, Inc.
(a)
112,200
21,891 Ondas, Inc.
(a)
180,382
1,660,832
Utilities - 3.0%
83,337 Perma-Fix Environmental Services, Inc.
(a)
1,190,886
21,918 Pure Cycle Corp.
(a)
234,742
107,627 Select Water Solutions, Inc., Class A 2,150,387
3,576,015
Total Common Stock (Cost $81,030,318) 115,283,186
Shares Security Description Value
Money Market Fund - 2.3%
2,662,141 First American Government Obligations
Fund, Class X, 3.56%
(b)
(Cost $2,662,141) 2,662,141
Investments, at value - 99.9% (Cost $83,692,459) $ 117,945,327
Other Assets & Liabilities, Net - 0.1% 145,855
Net Assets - 100.0% $ 118,091,182
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2026.
Contracts Description
Expiration
Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
9
CME E-Mini
Russell 2000
Index Future 09/18/26 $ 1,337,974 $ 1,370,520 $ 32,546
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 117,945,327 $ 32,546
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 117,945,327 $ 32,546

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $83,692,459) $ 117,945,327
Deposits with broker for Futures Contracts 335,236
Receivables:
Fund shares sold 65,702
Investment securities sold 2,040,283
Dividends 27,437
Reclaims 415
Variation margin 6,750
Prepaid expenses 31,077
Total Assets
120,452,227
LIABILITIES
Payables:
Investment securities purchased 2,166,038
Fund shares redeemed 31,289
Accrued Liabilities:
Investment adviser fees 82,774
Fund services fees 18,971
Other expenses 61,973
Total Liabilities
2,361,045
NET ASSETS
$ 118,091,182
COMPONENTS OF NET ASSETS
Paid-in capital $ 68,226,598
Distributable Earnings 49,864,584
NET ASSETS
$ 118,091,182
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 5,818,488
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $118,091,182) $ 20.30

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2026

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 1,740,170
Total Investment Income
1,740,170
EXPENSES
Investment adviser fees 1,280,545
Fund services fees 255,177
Custodian fees 42,159
Registration fees 24,091
Professional fees 69,508
Trustees' fees and expenses 17,313
Interest expense 269
Intermediary expenses 101,065
Other expenses 102,748
Total Expenses 1,892,875
Fees waived
(355,959)
Net Expenses
1,536,916
NET INVESTMENT INCOME
203,254
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
22,091,357
Futures
320,638
Net realized gain
22,411,995
Net change in unrealized appreciation (depreciation) on:
Investments
23,015,560
Futures
(3,959)
Net change in unrealized appreciation (depreciation)
23,011,601
NET REALIZED AND UNREALIZED GAIN
45,423,596
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 45,626,850

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended June 30,
2026 2025
OPERATIONS
Net investment income (loss) $ 203,254 $ (177,390)
Net realized gain 22,411,995 94,861
Net change in unrealized appreciation (depreciation) 23,011,601 6,090,755
Increase in Net Assets Resulting from Operations
45,626,850 6,008,226
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (4,841,295) (2,668,331)
Return of Capital - (275,602)
Total Distributions Paid
(4,841,295) (2,943,933)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 12,244,581 20,334,376
Reinvestment of distributions:
Institutional Shares 4,840,405 2,943,383
Redemption of shares:
Institutional Shares
(31,446,451) (17,255,274)
Redemption fees:
Institutional Shares
8,097 4,685
Increase (Decrease) in Net Assets from Capital Share Transactions
(14,353,368) 6,027,170
Increase in Net Assets
26,432,187 9,091,463
NET ASSETS
Beginning of Year
91,658,995 82,567,532
End of Year
$ 118,091,182 $ 91,658,995
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 797,268 1,546,045
Reinvestment of distributions:
Institutional Shares 311,080 195,924
Redemption of shares:
Institutional Shares
(1,982,536) (1,308,588)
Increase (Decrease) in Shares
(874,188) 433,381

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2026 2025 2024 2023 2022
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 13.70 $ 13.19 $ 12.37 $ 11.53 $ 16.75
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.03 (0.03) (0.02) (0.03) (0.06)
Net realized and unrealized gain (loss)
7.29 0.98 0.84 1.60 (3.91)
Total from Investment Operations
7.32 0.95 0.82 1.57 (3.97)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.00)(b) – – –
Net realized gain
(0.72) (0.40) – (0.73) (1.25)
Return of Capital
– (0.04) – – –
Total Distributions to Shareholders
(0.72) (0.44) – (0.73) (1.25)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 20.30 $ 13.70 $ 13.19 $ 12.37 $ 11.53
TOTAL RETURN
55.05% 6.95% 6.63% 14.04% (25.17)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 118,091 $ 91,659 $ 82,568 $ 62,883 $ 47,078
Ratios to Average Net Assets:
Net investment income (loss) 0.20% (0.20)% (0.14)% (0.23)% (0.41)%
Net expenses 1.50% 1.50% 1.50% 1.50% 1.50%
Dividend and interest expenses 0.00%(c) 0.00% 0.00% 0.00% 0.00%
Gross expenses (d) 1.85% 1.85% 1.96% 2.05% 2.00%
PORTFOLIO TURNOVER RATE 83% 63% 64% 56% 61%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Less than 0.01%.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of June 30, 2026, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-
to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, senior management of Acuitas Investments, LLC, the Fund's Adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share
(“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy.
Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2026, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of June 30, 2026, for the Fund, are disclosed in the Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

fiscal years after they are filed. As of June 30, 2026, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fees, calculated as a percentage of the Fund’s average daily net assets managed by the subadvisers, are paid by the Adviser.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the
Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.
The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the
Trust. The Audit Committee Chairman receives an additional $2,000 annually. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings.
The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the
Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of
Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2026. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust.
For the year ended June 30, 2026, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Other waivers are not eligible for recoupment. As of June 30, 2026, fees waived and/or expenses reimbursed that subject to recapture by the Adviser were as follows:
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended June 30, 2026, totaled $ 83,214,164 and $ 10 1 , 384 , 467 , respectively.
Note 6. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund Invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended June 30, 2026 , for futures contracts was
$ 9,208,855 .
The Fund’s use of derivatives for the year ended June 30, 2026, was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of June 30, 2026.
Realized and unrealized gains and losses on derivatives contracts for the year ended June 30, 2026, are recorded by the Fund in the following locations on the Statement of Operations:
Investment Adviser Fees Waived Other Waivers
Total Fees Waived and Expenses
Reimbursed
$ 324,215 $ 31,744 $ 355,959
Fees Waived and/or Expenses Reimbursed Subject to Recoupment
During the Fiscal Year Ending June 30,
Total Fees Waived
and/or Expenses
Reimbursed Subject
to Recoupment 2027 2028 2029
$ 286,688 $ 278,585 $ 324,215 $ 889,488
Derivative Type
Asset Derivatives Location on
Statement of Assets of Liabilities
Equity Risk
Contracts Value
Futures Contracts Deposits with broker* $25,796
Futures Contracts Variation margin receivable 6,750
Total Asset Derivatives $ 32,546
* Net unrealized appreciation on futures contracts is included in Deposits with broker on the Statement of Assets and Liabilities.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Note 8. Federal Income Tax
As of June 30, 2026, the cost for federal income tax purposes is $85,850,953 and the components of net unrealized appreciation consists of:
The temporary book/tax differences were attributable primarily to wash sales, return of capital distributions and PFICs.
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2026, distributable earnings (accumulated losses) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in futures, PFICs, return of capital on equity securities and wash sales.
On the Statements of Assets and Liabilities, as a result of nondeductible partnership K-1 expenses, certain amounts have been reclassified for the year ended June 30, 2026. The following reclassifications has no impact on the net assets of the Fund
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Location:
Equity Risk
Contracts
Net realized gain on:
Futures $ 320,638
Total net realized gain $ 320,638
Net change in unrealized appreciation (depreciation) on:
Futures $ (3,959)
Total net change in unrealized appreciation (depreciation) $ (3,959)
Gross Unrealized Appreciation
$ 36,302,305
Gross Unrealized Depreciation
(4,207,931)
Net Unrealized Appreciation
$ 32,094,374
2026 2025
Ordinary Income $ 2,421,453 $ 671,585
Long-Term Capital Gain 2,419,842 1,996,746
Return of Capital - 275,602
$ 4,841,295 $ 2,943,933
Undistributed Ordinary Income
$ 8,048,636
Undistributed Long-Term Gain
9,721,574
Net Unrealized Appreciation
32,094,374
Total
$ 49,864,584
Distributable Earnings $ 3
Paid-in-Capital (3)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Acuitas US Microcap Fund and
Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Acuitas US
Microcap Fund (the “Fund”), a series of Forum Funds II, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.
The Fund’s financial highlights for the year ended June 30, 2022 were audited by other auditors whose report dated August 24, 2022, expressed an unqualified opinion on those financial highlights..
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 24, 2026

ACUITAS US MICROCAP FUND
IMPORTANT TAX INFORMATION (Unaudited)
June 30, 2026

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
10.56% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 10.93% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 100.00% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). Pursuant to Section 852 (b)(3) of the Internal Revenue Code,
the Fund designates $2,419,842 as long-term capital gain dividends for the year ended June 30, 2026.

ACUITAS US MICROCAP FUND
OTHER INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Acuitas US Microcap Fund (“Microcap Fund”) (the “Fund”)
At the June 25, 2026 Board meeting (the “June meeting”), the Board of Trustees of Forum Funds II (the “Board”), including the
Trustees who are not “interested persons” of the Trust (“Independent Trustees”), considered the approval of the continuance of the investment advisory agreement between Acuitas Investments, LLC (the “Adviser”) and the Trust pertaining to the Fund (the
“Advisory Agreement”) and the subadvisory agreements between the Adviser and each of Bridge City Capital, LLC; ClariVest
Asset Management, LLC; Granahan Investment Management, Inc.; Meros Investment Management, L.P.; and Tieton Capital
Management, LLC (each a “Subadviser”) (the “Subadvisory Agreements”).
In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and each Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, and services provided to the Fund by the Adviser and each of the Subadvisers. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the
Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and each Subadviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of the Adviser’s and Subadvisers’ investment professionals; the quality of the Adviser’s and Subadvisers’ services with respect to regulatory compliance; and the Adviser’s and each Subadviser’s representations that each firm is in stable financial condition to allow each firm to provide quality advisory services to the Fund.
The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the Subadvisory Agreements with the Subadvisers. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreements.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and the Adviser’s discussion of the performance of each of the Subadvisers, the Board reviewed the performance of the Fund compared to its benchmark. The Board also considered the Fund’s performance relative to a group of comparable funds identified by an independent, third-party data provider – ISS Corporate Solutions, Inc. (“ISS”) – engaged by the
Board for this purpose.

ACUITAS US MICROCAP FUND
OTHER INFORMATION (Unaudited)
June 30, 2026

The Board observed that the Fund underperformed the Russell Microcap Index for the one-, three- and ten-year periods ended
March 31, 2026 and outperformed the Russell Microcap Index for the five-year period ended March 31, 2026, and for the period since the Fund’s inception on July 18, 2014. The Board also observed that the Fund outperformed its primary benchmark index, the
Russell 3000 Index, for the one-year period ended March 31, 2026 and underperformed the Russell 3000 Index for the three-, five-
and ten-year periods ended March 31, 2026, and for the period since the Fund’s inception on July 18, 2014. Based on information presented by ISS, the Board observed that the Fund outperformed the average of the ISS peers for the one-, three- and ten-year periods ended March 31, 2026 and underperformed the average of the ISS peers for the five-year period ended March 31, 2026.
The Board noted the Adviser’s representation that the Fund’s relative performance could be attributed, in part, to the Fund’s stock selection and bias toward high quality companies. The Board also noted the Adviser’s representation that the ISS peer group was not an optimal representation of the Fund’s investment strategy from a performance comparison standpoint because many of the funds within the ISS peer group operate within the small cap universe, whereas the Fund places a larger emphasis on microcap investments. At the request of the Adviser, the Board reviewed the Fund’s performance compared to the performance of a peer group of funds identified by the Adviser as being a more optimal comparison to the Fund (the “Comparable Funds”). The Board observed that the Fund outperformed the average of the Comparable Funds for the one-, three- and five-year periods ended March 31, 2026.
The Board also evaluated the Adviser's assessment of each Subadviser’s performance. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating the Fund’s assets among Subadvisers on an ongoing basis in order to achieve the Fund’s investment objective. In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to evaluate the individual performance achieved by each Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing, among other applicable considerations, the Board concluded that the Fund and its shareholders could benefit from the
Adviser’s continued management under the Advisory Agreement and from each Subadviser’s continued management under the respective Subadvisory Agreements.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund’s ISS peers. The Board noted that, based on the information provided by ISS, the net advisory fee rate and net total expense ratio for the Fund were each higher than the median of its ISS peers. The Board noted the Adviser’s representation that the Fund’s ISS peers are heavily weighted toward small cap managers, which offer lower fees than microcap managers, which could account for some of the variance in the fee and expense comparison.
The Board also noted the Adviser’s representation that many of the funds listed in the respective ISS peer groups did not operate pursuant to a multi-manager structure and that, unlike the peers in the ISS peer group, the Adviser paid each of the Subadvisers directly from the advisory fee paid to the Adviser such that the fees and expenses of the ISS peers were not directly comparable.
The Board noted further the Adviser’s representation that, although the total expense ratio for the Fund was higher than the average of the expense ratios of the Comparable Funds, the Fund’s total expense ratio was believed to be within a reasonable range. Finally, the Board observed that the contractual advisory fee and expense cap were each lowered in 2020.
With regard to Subadviser compensation, the Board noted the arms-length nature of the relationship between the Adviser and each
Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under each Subadvisory Agreement.
Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to the
Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the
Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. The Board noted that the
Adviser does not maintain separate profit and loss data by account, making it difficult to assess costs incurred specific to providing

ACUITAS US MICROCAP FUND
OTHER INFORMATION (Unaudited)
June 30, 2026

services to the Fund. The Board noted further the Adviser’s representation that the Adviser continues to pay its Subadvisers directly from the Adviser’s advisory fees and that the Adviser continued to subsidize the operation of the Fund by waiving its advisory fee and reimbursing expenses to the extent necessary to keep the Fund’s total expense ratios at competitive levels. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in light of the nature, extent and quality of the services provided by the Adviser.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their relationships with the Fund, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under each Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund was benefiting, or may benefit in the future, from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board noted the assets of the Fund were stable but relatively low. The Board also noted the Adviser’s representation that the Fund was benefiting from expenses subsidized by the Adviser under the contractual expense limitation agreement. The Board noted further the Adviser’s representation that, although the Fund could benefit from economies of scale as assets grow, the Adviser believed that economies of scale had not been achieved at current asset levels.
The Board also considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreements.
In this respect, the Board noted that there were no breakpoints in the Subadvisory Agreements and that such breakpoints were likely to benefit the Adviser, rather than the Fund, because the Adviser pays the subadvisory fees directly from the Adviser’s advisory fee. The Board considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser and that, for the reasons cited above, among other relevant considerations, breakpoints in the subadvisory fee rates were unlikely to result in the Fund’s realization of economies of scale.
Based on the foregoing information and other applicable factors, and in light of the size of the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement or Subadvisory Agreements.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation and other relevant considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Fund is a multi-manager
Fund, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreements be renewed and to the Adviser’s representation that the reappointment of the
Subadvisers would positively contribute to the Adviser’s successful execution of the Fund’s overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory
Agreement and each Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and each
Subadvisory Agreement.

220-ANR-0626
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
https://acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith)
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 31, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 31, 2026